Accounts Payable and Accrued Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accounts Payable and Accrued Liabilities [Line Items]
Accrued payroll and welfare	$ 65,437	407,681	261,273
Accrued operating expenses	145,807	908,392	547,176
Tax payable	68,268	425,320	452,441
Interest payable	5,180	32,273	6,655
Distributors' and customers' deposits	12,541	78,131	61,589
Purchase of fixed assets	68,943	429,520	276,731
Traffic acquisition costs	58,906	366,993	208,980
Bandwidth costs	28,900	180,053	77,061
Content acquisition costs	37,918	236,232	36,643
Professional expenses	10,377	64,647	39,803
Deposits on online payment platform	21,239	132,320	37,067
Payable for business acquisitions	51,051	318,050	439,488
Others	36,472	227,224	100,538
Accounts payable and accrued liabilities	$ 611,039	3,806,836	2,545,445